10. Earnings per share (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share Details 1Abstract
Income attributable to equity holders of the parent from discontinued operations	$ 276,177	$ 791,274	$ 806,989